Share repurchase program (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares
Shares repurchased during the year | ¥			¥ 311,776,000		¥ 131,010,000		¥ 205,886,000
ADS
Authorized amount | $	$ 2,000,000,000	$ 1,000,000,000						$ 1,000,000,000
Shares repurchased total (in ADS shares)		2,332,048						2,332,048
Repurchase period (in months)	24 months	12 months
Shares repurchased during the year (in ADS shares)			1,191,370	1,191,370	935,848	935,848	1,396,200	1,396,200
Shares repurchased during the year			¥ 311,776,000	$ 44,132,000	¥ 131,010,000	$ 19,101,000	¥ 205,886,000	$ 29,999,000
Weighted average repurchase price (in dollars per ADS) | $ / shares				$ 37.04		$ 20.41		$ 21.48